Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party transactions	6.4. Related party transactions
Nokia has related party transactions with its subsidiaries, associated companies, joint ventures and pension funds as well as the management and the Board of Directors. Transactions and balances between Group companies are eliminated on consolidation. For more information on principles of consolidation and principal Group companies, refer to Note 1.2. General accounting policies, and
Note 6.3. Principal Group companies, respectively.
Transactions and balances with associated companies and joint ventures

EURm	2025	2024	2023
Sales	33	36	46
Purchases	(154)	(147)	(141)
Trade and other receivables	20	73	18
Trade and other payables	(32)	(35)	(31)
Investments in associated companies and joint ventures are individually immaterial. The aggregate carrying amount for the investments in associated companies and joint ventures was EUR 180 million in 2025 (EUR 124 million in 2024).
In 2024, Nokia completed the sale of Alcatel Submarine Networks (ASN) to the French State. Nokia
retained a 20% shareholding with board representation to ensure a smooth transition until targeted exit, at which point it is planned for the French State to acquire Nokia’s remaining interest.
The retained interest is accounted for as an investment in an associate. Refer to Note 2.6.
Discontinued operations for more information on disposal of the Submarine Networks business.
Nokia holds a 51% ownership interest in TD Tech Holding Limited (“TD Tech HK”), a Hong Kong
based joint venture holding company which Nokia has accounted for as an investment in associated companies and joint ventures. In 2024, TD Tech HK completed the divestment of the entire business of the joint venture through the sale of its operating subsidiaries to a consortium consisting of Huawei Technologies, Chengdu High-tech Investment Group and other buyers.
Following the divestment, Nokia is in the process of exiting from its shareholding in the parent company TD Tech HK. Nokia considered the transactions as a sale of associated companies and joint ventures, recorded a gain of EUR 191 million related to the sale and received a cash consideration of EUR 248 million from the sale in 2024.
In 2016, Nokia entered into a strategic agreement with HMD Global Oy (HMD) granting HMD an exclusive global license to create Nokia branded mobile phones and tablets for 10 years. Under the agreement, Nokia receives royalty payments from HMD for sales of Nokia branded mobile phones and tablets, covering both brand and patent licensing. In August 2023, Nokia and HMD amended the licensing agreement so that HMD’s exclusive license to create Nokia branded devices would expire by March 2026. In October 2025, Nokia and HMD agreed to extend the license period for the
Nokia-branded feature phones until March 2029 for limited countries. Nokia has held an ownership interest in HMD since 2020 which it has accounted for as an investment in associate. In 2023, Nokia recorded an impairment loss of EUR 28 million related to its investment in HMD in the share of result of associates and joint ventures.
Transactions with pension funds
Nokia has borrowings of EUR 34 million (EUR 35 million in 2024) from Nokia’s German pension fund, a separate legal entity. The indefinite loan bears 6% annual interest and can be terminated by either party with a 90-day notice. The loan is included in short-term interest-bearing liabilities in the statement of financial position. For more information on Nokia’s post-employment benefit plans, refer to Note 3.4. Pensions and other post-employment benefits.
Transactions with the Group Leadership Team and the Board of Directors
No loans were granted to the members of the Group Leadership Team and the Board of Directors in
2025, 2024 or 2023. For information on remuneration of Nokia’s key management personnel, refer to Note 3.2. Remuneration of key management.